INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income (Loss) Before Income Taxes by Geographic Location

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2015	2016	2017
Taiwan operations	$(13,177)	$(1,119)	$893
Non-Taiwan operations	10,475	(6,096)	(1,478)
	$(2,702)	$(7,215)	$(585)

Components of Income Tax Benefit Expense by Taxing Jurisdiction

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2015	2016	2017
Taiwan:
Current	$198	$1,108	$—
Deferred	—	—	—
	$198	$1,108	$—
Non-Taiwan:
Current	$—	$—	$(1)
Deferred	216	41	1,672
	$216	$41	$1,671
Total current income tax benefit (expense)	$198	$1,108	$(1)
Total deferred income tax benefit (expense)	$216	$41	$1,672
Total income tax benefit (expense)	$414	$1,149	$1,671

Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2015	2016	2017
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	183.28%	(12.37)%	1.10%
Reversal of deferred withholding tax liabilities	—	—	285.84%
Tax-exempt income	2.71%	3.28%	0.00%
Non-deductible items - bad debts	(57.91)%	(3.08)%	—
Other non-deductible expenses	(17.47)%	(1.65)%	(44.79)%
Changes in unrecognized tax benefits	6.84%	1.10%	—
Adjustment for prior year payable	0.00%	0.04%	0.00%
Change in deferred tax assets and valuation allowance	(130.14)%	6.87%	13.43%
Other	4.17%	(2.12)%	6.33%
Effective rate	15.33%	15.92%	285.76%

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2015, 2016 and 2017 are as follows:

(in US$ thousands)	2015	2016	2017
Balance at beginning of year	$7,147	$11,025	$11,852
Subsequent reversal and utilization of valuation allowance	—	(753)	(3,352)
Additions to valuation allowance	4,185	1,739	745
Divestitures	—	(312)	—
Exchange differences	(307)	153	683
Balance at end of year	$11,025	$11,852	$9,928

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2017, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,444	indefinite
Taiwan	30,952	2020~2027
	$46,396

Accumulated Statutory Losses available to Offset Future Undistributed Earnings	As of December 31, 2017, we had accumulated statutory losses from Taiwan operations available to offset future undistributed earnings:
Jurisdiction	Amount	Expiring year
Taiwan	$19,920	indefinite

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2015, 2016 and 2017 are as follows:

(in US$ thousands)	2015	2016	2017
Balance at beginning of year	$8,287	$1,203	$1,024
Increase related to prior year tax positions	—	1,025	—
Decrease related to prior year tax positions	(185)	—	—
Settlement	(6,830)	—	—
Expiration of statute of limitations	—	(1,225)	—
Exchange differences	(69)	21	86
Balance at end of year	$1,203	$1,024	$1,110

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2016	2017
Net operating loss carryforwards	$9,730	$9,178
Prepaid licensing and royalty fees	952	5
Investments	501	135
Intangible assets and goodwill	226	183
Share-based compensation	276	299
Other	167	128
	11,852	9,928
Less: valuation allowance	(11,852)	(9,928)
Deferred tax assets - net	$—	$—

Deferred Tax Liability
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2016	2017
Investment in subsidiaries, principally due to undistributed income	$1,671	$—